SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Unrecognized tax benefits	$ 0		$ 0
ITHAX ACQUISITION CORP.
Cash equivalents	0		0
Assets held-in-trust account			0
IPO transaction costs allocated to warrant liabilities	(675,351)
Offering costs	14,006,535
Transaction Costs		$ 14,681,886
Underwriting fees		5,250,000
Deferred underwriting fees payable	9,082,500	9,082,500
Other offering costs		$ 349,386
Unrecognized tax benefits	0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0
Shares subject to forfeiture	787,500
Federal Depository Insurance Coverage	$ 250,000
Common Class A [Member] | ITHAX ACQUISITION CORP.
Number of warrants to purchase shares issued	12,412,500